Other Investments	12 Months Ended
Dec. 31, 2021
Other Investments
Note 10. Other Investments

Note 10.  Other Investments

The Company purchases, from time to time, interests in various limited partnerships established to acquire, own and rent residential housing for low and moderate income residents of northeastern and central Vermont.  The tax credits from these investments were $468,054 and $433,970 for the years ended December 31, 2021 and 2020, respectively.  Expenses related to amortization of the investments in the limited partnerships are recognized as a component of income tax expense, and were $363,048 and $336,686 for 2021 and 2020, respectively.  The carrying values of the limited partnership investments were $2,062,673 and $2,425,721 at December 31, 2021 and 2020, respectively, and are included in Other assets.

The Bank has a one-third ownership interest in a non-depository trust company, CFSG, based in Newport, Vermont, which is held indirectly through CFS Partners, a Vermont LLC that owns 100% of the LLC equity interests of CFSG.  The Bank accounts for its investment in CFS Partners under the equity method of accounting.  The Company's investment in CFS Partners, included in Other assets, amounted to $3,172,023 and $4,220,418 as of December 31, 2021 and 2020, respectively.  The Company recognized income of $951,605 and $684,891 for 2021 and 2020, respectively, through CFS Partners from the operations of CFSG.